May 11, 2022
North Square Strategic Income Fund
NORTH SQUARE STRATEGIC INCOME FUND
Investment Objective
The investment objectives of the North Square Strategic Income Fund (the “Fund”) are to seek high current income and to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial intermediary and in the section titled “Class A Shares” and in “APPENDIX A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus.
Shareholder Fees (fees paid directly from your investment)

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None¹		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%		0.70%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses[2]		0.59%		0.59%
Shareholder servicing fee	0.12%		0.12%
All other expenses[3]	0.47%		0.47%
Total annual fund operating expenses[4]		1.54%		1.29%
Fees waived and/or expenses reimbursed		-0.38%		-0.38%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[5]		1.16%		0.91%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class A Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		5.75%		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None¹		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%		0.70%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses[2]		0.59%		0.59%
Shareholder servicing fee	0.12%		0.12%
All other expenses[3]	0.47%		0.47%
Total annual fund operating expenses[4]		1.54%		1.29%
Fees waived and/or expenses reimbursed		-0.38%		-0.38%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[5]		1.16%		0.91%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five years	Ten Years
Class A shares	$686	$998	$1,332	$2,274
Class I shares	$93	$371	$671	$1,523

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 77% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its investment objectives by primarily investing in preferred securities and other income producing securities, including convertible securities, debt securities, common stocks, derivatives, real estate investment trusts (“REITs”) and securities of other investment companies such as closed-end funds (exchange traded only) and exchange traded funds (“ETFs”).

Under normal market conditions, the Fund invests primarily in preferred and debt securities. Red Cedar Investment Management, LLC (“Red Cedar” or a “Sub-Adviser”), the Fund’s sub-adviser, retains broad discretion to allocate the Fund’s investments across various asset classes. Preferred securities in which the Fund may invest include traditional and convertible preferreds, and hybrid preferreds. From time to time, the Fund may have a significant portion of its assets in one or more market sectors, such as the finance sector.

The Fund may invest in debt securities of any maturity. Debt securities in which the Fund may invest include U.S. Treasury and U.S. government agency securities, investment grade corporate debt instruments, investment grade municipal bonds, mortgage-backed (including collateralized mortgage backed-securities) and asset-backed securities and below investment grade securities. Investment grade securities are those rated at the time of acquisition Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB- or higher by Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated by S&P, Moody’s or Fitch, determined by Red Cedar to be of comparable quality. Below investment grade securities are also known as “high yield” or “junk” securities.

The Fund may utilize derivatives, including futures, forward contracts, options, swaps, and other various derivative products. The Fund’s use of derivative instruments may be for enhancing returns, hedging against market risks, or providing synthetic exposure to specific industries or securities. The Fund intends to use futures and swaps to hedge against general market risk, while it intends to use interest rate swaps and credit default swaps to hedge against interest rate risk and credit risk, respectively. The Fund will use options to hedge against market risk and to enhance returns and gain synthetic exposure to a security without holding the underlying asset.

The Fund may invest its assets in securities of non-U.S. issuers. The Fund’s investments in foreign securities may include non-U.S. Dollar denominated securities traded outside of the United States, U.S. Dollar denominated securities of foreign issuers traded in the United States and American Depositary Receipts (“ADRs”). ADRs are
receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may invest up to 20% of its net assets in securities of non-U.S. Dollar denominated securities.

Red Cedar seeks to identify securities which it believes offer significantly higher yields than U.S. Treasury securities of comparable maturity, while striving to maintain stability of principal and preserving good overall credit quality through extensive credit analysis and broad diversification across security types. Red Cedar selects preferred securities based upon a review of yield characteristics, call provisions, credit quality and ratings, and ability to continue paying dividends, among other features. In evaluating and selecting debt securities, Red Cedar balances various factors, including increased yield as compared to U.S. Treasuries, maturity, call provisions and credit quality. Convertible preferred and debt securities are additionally evaluated on various features including conversion rights, conversion ratio, likelihood of conversion, and value of the underlying security into which the convertible security may convert, among others. Red Cedar selects common stocks based on the company’s business and financial strength and dividend history and policy, as well as ability to potentially grow dividend distributions. The Fund will generally sell a security if its full valuation is realized, if better opportunities are identified, if news alters the Fund’s advisor’s investment thesis, if the security’s credit quality deteriorates, or if the Fund requires cash to meet redemption requests.

Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Market Risk, Credit Risk, Fixed Income Securities Risk, Interest Rate Risk, Preferred Securities Risk, Mortgage Backed and Asset Backed Securities Risk, High Yield (“Junk”) Bond Risk and Derivatives Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Credit Risk. If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed (including residential and commercial mortgage-backed) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Derivatives Risk. The Sub-Adviser may make use of futures, forwards, forward contracts, options, swaps and other forms of derivative instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. These instruments come in many varieties and have a wide range of potential risks and rewards, and may include futures contracts, options (both written and purchased), swaps and forward currency exchange contracts. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Additionally, to the extent the Fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Opening derivative positions also exposes the Fund to risk that the counterparty to the transaction defaults.

The following are also principal risks of investing in the Fund listed in alphabetical order:

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and Global Depositary Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Futures Risk. The Fund may enter into a futures contract in which the Fund (acting as a buyer or seller) may be forced to make delivery (as a seller) or take delivery (as a buyer) of a specific asset at a specified future date and price. The secondary market for futures may be less liquid causing the contract to be difficult to close. Unanticipated market movements may also make delivery difficult for the seller and cause significant, potentially unlimited, losses.

LIBOR Transition Risk. Certain instruments in which the Fund may invest rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates LIBOR, ended most LIBOR settings at the end of 2021. The commonly used tenors of US dollars LIBOR are continuing until the end of June 2023. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have begun planning for the transition from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new references rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will be used as frequently or have the same liquidity as LIBOR prior to its discontinuance. It is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. The transition away from LIBOR may lead to increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a reduction in the value of certain instruments held by the Fund. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

Large-Cap Company Risk. Securities of companies with market capitalizations that are larger than small- and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.
Management and Strategy Risk. The value of your investment depends on the judgment of Red Cedar about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Options Risk. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund is also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Swaps Risk. The Fund may enter into swap transactions, including credit default swaps and index credit default swaps. Swap transactions involve the risk that the party with whom the Fund entered into the transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to pay the other party. Swaps may also be difficult to value, which in turn may cause liquidity issues.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of Class I shares of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

The Fund has adopted the historical performance of the Advisory Research Strategic Income Fund (the “Predecessor Fund”), a former series of Investment Managers Series Trust, as a result of a reorganization consummated after the close of business on February 21, 2020 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.

The Predecessor Fund commenced investment operations on December 31, 2012, after the conversion of a limited partnership account, Advisory Research Value Income Fund, L.P., which commenced operations on June 30, 2003, (the “Predecessor Account”), into shares of the Advisory Research Strategic Income Fund. Information in the bar chart and the performance table below prior to December 31, 2012 are for the Predecessor Account. The Predecessor Fund’s objectives, policies, guidelines and restrictions were, in all material respects, equivalent to those of the Predecessor Account. The returns for the Predecessor Account reflect its performance prior to conversion into the Predecessor Fund and have been adjusted to reflect the estimated gross annual operating expenses of the Fund as set forth in the “Annual Fund Operating Expenses” table above. The Predecessor Account was not registered under the
1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Account had been registered under the 1940 Act, the Predecessor Account’s performance may have been adversely affected.The performance information presented below for periods prior to the Reorganization reflects the performance of the Predecessor Fund and the Predecessor Account.
Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV

Highest Calendar Quarter Return at NAV (non-annualized)	6.66%	Quarter ended 06/30/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-2.41%	Quarter ended 06/30/2013

Average Annual Total Returns1 (for periods ended December 31, 2021)

Average Annual Total Returns[1] (for periods ended December 31, 2021)	1 Year	5 Years	10 Years
Class I - Return Before Taxes	5.28%	6.30%	5.31%
Class I - Return After Taxes on Distributions	3.29%	4.56%	3.75%
Class I - Return After Taxes on Distributions and Sale of Fund Shares	3.31%	4.23%	3.61%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%

Class A shares have not commenced operations, are not available for purchase and do not have any returns.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.
North Square Strategic Income Fund | Class A
No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
North Square Advisory Research Small Cap Value Fund
NORTH SQUARE ADVISORY RESEARCH SMALL CAP VALUE FUND
Investment Objective
The investment objective of the North Square Advisory Research Small Cap Value Fund (formerly known as the North Square Advisory Research All Cap Value Fund) (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%
Distribution and service (Rule 12b-1) fees		None
Other expenses		0.93%
Shareholder servicing fee	0.11%
All other expenses[1]	0.82%
Total annual fund operating expenses[2]		1.63%
Fees waived and/or expenses reimbursed		-0.68%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.95%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.70%
Distribution and service (Rule 12b-1) fees		None
Other expenses		0.93%
Shareholder servicing fee	0.11%
All other expenses[1]	0.82%
Total annual fund operating expenses[2]		1.63%
Fees waived and/or expenses reimbursed		-0.68%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.95%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class I shares	$97	$448	$822	$1,876

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 45% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. The Fund considers small-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell 2000 Value Total Return Index at the time of purchase. As of September 30, 2021, the market capitalization range of the Russell 2000 Value Total Return Index was between $93.2 million and $19.5 billion. The Fund’s investments in equity securities primarily include common stock, preferred securities and convertible securities. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging markets. In keeping with the Fund’s investment objective, investments in such foreign issuers is not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors value investments.

Advisory Research, Inc.’s (“ARI” or “Sub-Adviser”), the Fund's investment sub-adviser, investment process is a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The Sub-Adviser employs a four-step investment process. First, the Sub-Adviser uses a quantitative screen to identify a group of value-oriented securities. Second, the Sub-Adviser conducts a thorough fundamental analysis of each company, focusing on key balance sheet information to determine the net asset value of the company. In the third step, the Sub-Adviser analyzes the companies’ senior management and their business plans with the goal of identifying competent senior management teams that are committed to unlocking value. Finally, the portfolio management team determines whether to buy, wait or pass on those companies that have passed the first three steps. The Sub-Adviser also considers other factors including political risk, monetary policy risk, and regulatory risk when selecting foreign (non-U.S.) securities.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Equity Risk, Sector Focus Risk, Market Risk, Small-Cap Company Risk, Cybersecurity Risk, Preferred Securities Risk, Convertible Securities Risk, ETF Risk, Currency Risk, Emerging Market Risk, Value-Oriented Investment Strategies Risk, Foreign Investment Risk, and Management and Strategy Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.
Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Small-Cap Company Risk. The securities of small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Many small-capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Preferred Securities Risk. Preferred securities represent an equity interest in a company that generally entitle the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred securities is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred securities, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

ETF Risk. Investing in an exchange-traded fund (“ETF”) will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.

Effective January 11, 2022, the Fund made certain changes to its principal investment strategies, including the modification of the strategies to invest, under normal circumstances, primarily in equity securities of small capitalization companies. Prior to January 11, 2022, the Fund invested primarily in equity securities that had a record of paying dividends over at least a trailing one year period. Accordingly, the performance shown below for periods prior to January 11, 2022, is based on the Fund’s prior principal investment strategies and may not be representative of the Fund’s performance under its current principal investment strategies.
The Fund has adopted the historical performance of the Advisory Research All Cap Value Fund (the “Predecessor Fund”), a former series of Investment Managers Series Trust, as a result of a reorganization consummated after the close of business on February 21, 2020 (“Reorganization”), in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The performance information presented below for periods prior to the Reorganization reflects the performance of the Predecessor Fund. At the time of the Reorganization, the Fund and the Predecessor Fund had substantially similar investment strategies. Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations.
Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV

Highest Calendar Quarter Return at NAV (non-annualized)	16.61%	Quarter ended 12/31/2020
Lowest Calendar Quarter Return at NAV (non-annualized)	-29.63%	Quarter ended 03/31/2020

Average Annual Total Returns (for periods ended December 31, 2021)

Average Annual Total Returns (for periods ended December 31, 2021)	1 Year	5 Years	10 Years
Class I - Return Before Taxes	29.87%	13.47%	12.42%
Class I - Return After Taxes on Distributions	27.63%	9.78%	9.50%
Class I - Return After Taxes on Distributions and Sale of Fund Shares	19.16%	9.87%	9.44%
Russell 2000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)	28.27%	9.07%	12.03%
Russell 3000 Value Total Return Index (reflects no deduction for fees, expenses or taxes)(1)	25.37%	11.00%	12.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
North Square Altrinsic International Equity Fund
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND
Investment Objective
The investment objective of the North Square Altrinsic International Equity Fund (the “Fund”) is to provide long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%
Distribution and service (Rule 12b-1) fees		None
Other expenses		0.63%
Shareholder servicing fee	0.00%
All other expenses	0.63%
Total annual fund operating expenses[1]		1.43%
Fees waived and/or expenses reimbursed		-0.46%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.97%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None
Redemption fee (as a percentage of amount redeemed)		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.80%
Distribution and service (Rule 12b-1) fees		None
Other expenses		0.63%
Shareholder servicing fee	0.00%
All other expenses	0.63%
Total annual fund operating expenses[1]		1.43%
Fees waived and/or expenses reimbursed		-0.46%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.97%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class I shares	$99	$407	$738	$1,673

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period December 4, 2020 (commencement of operations) through October 31, 2021, the portfolio turnover rate for the Fund was 22% of the average value of its portfolio.
Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, the Adviser has selected Altrinsic Global Advisors, LLC (“Altrinsic” or “Sub-Adviser”) to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) in non-US equity securities (including common stock, preferred stock, and depositary receipts) of companies from at least three countries other than the United States. These countries may include emerging market countries, as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The Fund considers a non-US equity security to be one if the issuing company of the security derives at least 50% of its revenue or profits from business outside the US or has at least 50% of its sales or assets outside the US, has their securities traded on non-US exchanges or that have securities that trade in the form of depositary receipts, or has been formed under the laws of non-US countries, including those of emerging markets.

The Fund’s Sub-Adviser employs a disciplined bottom-up approach to investment management based on an iterative four step investment process which includes (i) investment idea generation, (ii) fundamental company and industry analysis, (iii) portfolio management and (iv) risk management and control.

The Fund’s investment ideas are derived from two primary sources. The first source is a quantitative screening process to identify undervalued companies with either improving or stable return profiles. The second source is supported by step (ii) of the Fund’s investment process in which the Sub-Adviser performs an in-depth fundamental analysis of a prospective company’s attributes, including growth rate and profit potential. Once a company is identified as a potentially attractive candidate, step (ii) is finalized and risk factors, both internal and external, are identified for the company. An intrinsic valuation of the company is then determined. Ideas are then presented to the portfolio team for approval and possible investment by the Fund.

In step (iii), the Sub-Adviser constructs a portfolio from the approved companies that it believes to be the most attractive on the basis of risk adjusted returns.
Risk management, step (iv), is applied throughout the investment process by (a) primarily focusing on liquid securities, (b) fundamental security level return, accounting and risk analysis with an emphasis on cashflow and balance sheet as well as earnings quality analysis and (c) portfolio risk analytics which include third party risk tools as well as the Fund’s geography and industry cross sectional risk matrix.
Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves certain principal risks, including, among others: Equity Risk, Large-Cap Company Risk, Market Risk, Foreign Investment Risk, Emerging Market Risk, Currency Risk, and Management and Strategy Risk. A summary description of these and other principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk.  Securities of companies with market capitalizations that are larger than small- and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may be not be able to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.
Calendar-Year Total Return (before taxes) for Class I SharesFor each calendar year at NAV

Highest Calendar Quarter Return at NAV (non-annualized)	4.03%	Quarter ended 06/30/2021
Lowest Calendar Quarter Return at NAV (non-annualized)	-2.45%	Quarter ended 09/30/2021

Average Annual Total Returns (for periods ended December 31, 2021)

Average Annual Total Returns (for periods ended December 31, 2021)	1 Year	Since Inception (12/04/2020)
Class I - Return Before Taxes	6.37%	7.32%
Class I - Return After Taxes on Distributions	5.95%	6.90%
Class I - Return After Taxes on Distributions and Sale of Fund Shares	4.17%	5.63%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	11.26%	12.79%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
North Square McKee Bond Fund
NORTH SQUARE MCKEE BOND FUND
Investment Objective
The investment objective of the North Square McKee Bond Fund (the “Fund”) is to maximize total return and generate consistent outperformance of the Fund’s benchmark, the Bloomberg Intermediate Aggregate Bond Index (the “Index”), with a high quality and highly liquid, well diversified portfolio through opportunistic, risk-controlled management.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees (fees paid directly from your investment)

		Class R6 Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.24%		0.24%
Distribution and service (Rule 12b-1) fees		None		None
Other expenses		0.49%		0.40%
Shareholder servicing fee	0.02%		0.00%
All other expenses	0.47%		0.40%
Total annual fund operating expenses[1]		0.73%		0.64%
Fees waived and/or expenses reimbursed		-0.45%		-0.17%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.28%		0.47%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

		Class R6 Shares		Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		None		None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		None		None
Redemption fee (as a percentage of amount redeemed)		None		None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		0.24%		0.24%
Distribution and service (Rule 12b-1) fees		None		None
Other expenses		0.49%		0.40%
Shareholder servicing fee	0.02%		0.00%
All other expenses	0.47%		0.40%
Total annual fund operating expenses[1]		0.73%		0.64%
Fees waived and/or expenses reimbursed		-0.45%		-0.17%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.28%		0.47%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class R6 shares	$29	$188	$362	$864
Class I shares	$48	$188	$340	$782

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the period December 28, 2020 (commencement of operations) through October 31, 2021, the portfolio turnover rate for the Fund was 321% of the average value of its portfolio.
Principal Investment Strategies
In seeking to achieve the Fund’s investment objective, the Adviser has selected CSM Advisors, LLC (“CS McKee” or the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, to serve as the Fund’s investment sub-adviser and allocates the Fund’s assets to the Sub-Adviser. The Adviser retains the ability to manage all or a portion of the Fund’s assets directly.

The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed and floating rate investment grade securities. The Sub-Adviser seeks to create a portfolio of high quality and highly liquid securities that are intended to provide an above market yield. The Fund focuses on investments in fixed maturity and callable U.S. Government Agency securities and high quality corporate bonds (primarily A or better), agency mortgages and other investment grade securitized holdings, seeking to minimize the potential for loss of principal due to credit risk. The Sub-Adviser believes that these securities offer favorable yields relative to specific market risks. The Sub-Adviser typically diversifies among multiple security types that it believes provide the best risk/return profile over the long term. These securities include, among others, U.S. Treasury Inflation-Protected Securities, certificates of deposit, zero coupon callable agency bonds, and mortgage-backed and other asset-backed securities (including senior, first tranche collateralized loan obligations).

The Sub-Adviser seeks to consistently add value relative to the performance Index on both a nominal and risk-adjusted basis. Employing a primary focus on security selection, the Fund seeks to outperform across a range of plausible market scenarios while maintaining superior credit quality and liquidity. The Sub-Adviser’s methodology incorporates a bottom-up approach that is opportunistic, yet risk controlled. As noted above, the Sub-Adviser’s focus on active management of high quality and highly liquid securities is designed to mitigate credit and duration risk and provide enhanced portfolio diversification. Duration is a measure that relates the expected price volatility of a bond to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

The Sub-Adviser assesses a broad range of economic data to develop plausible market scenarios as inputs to portfolio construction. The Fund’s portfolio alpha is expected to result primarily from active security analysis and sector weighting decisions. The Fund’s holdings are focused on the largest and most liquid credit issuers as well as a broad array of government agency holdings to produce superior risk-adjusted returns and liquidity across market scenarios. The Sub-Adviser’s tactical approach to duration is employed as a tool primarily for principal preservation, typically operating within an 80% to 120% range versus the duration of the Index. The Index duration was 4.33 years as of October 31, 2021. Portfolio holdings will have a maximum maturity or expected average life of 10 years or less.

Principal Risks of Investing
Risk is inherent in all investing including an investment in the Fund. An investment in the Fund involves certain principal risks, including, among others: Fixed Income Securities Risk, Interest Rate Risk, Benchmark Rate Risk, Market Risk, Credit Risk, Liquidity Risk, Duration Risk, Mortgage-Backed and Asset-Backed Securities Risk, Negative Convexity Risk, Government Obligations Risk, Management and Strategy Risk, and Sector Focus Risk. A summary description of these and other principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Interest Rate Risk. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Risks associated with rising interest rates are heightened given that interest rates in the U.S. have been at near historic lows.

Benchmark Rate Risk. Regulators and industry groups have recommended a transition away from the London Inter-bank Offered Rate (LIBOR) and other Inter-bank Offered Rates (IBORs), widely used as the benchmark for floating rate securities and derivatives, transitioning to central bank determined Risk Free Rates (RFRs). The abandonment of IBORs may have material impact on existing and future issue financial instruments which reference them until conversion to a new benchmark rate is implemented. The Secured Overnight Financing Rate (SOFR) has been designated the replacement benchmark rate for U.S. Dollar denominated securities the fund may own. The transition of outstanding LIBOR-based instruments to the SOFR and other alternative reference rates for the U.S. Dollar and for other currencies is ongoing. Markets are slowly developing in response to these new rates and the potential effects of a phase out of LIBOR on LIBOR-based instruments are currently unknown.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Credit Risk. If an issuer or guarantor of a fixed rate or floating rate debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline to some extent.

Liquidity Risk. Certain debt obligations may be difficult or impossible to sell at the time and price that the Sub-Adviser would like to sell. The Sub-Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of the Fund.

Duration Risk. Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-
backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Negative Convexity Risk. Negative convexity risk is the risk that debt obligations, including mortgage-, asset-backed debt obligations and other callable securities, will be paid off by the borrower more slowly or quickly than anticipated, increasing or decreasing the average life of such debt obligations and the sensitivity of the prices of such debt obligations to future interest rate changes.

Government Obligations Risk. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not specifically obligated to do so by law, such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). To the extent the Fund holds securities of such an issuer and that issuer defaults, the Fund might not be able to recover its investment from the U.S. government.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.
Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class R6 shares from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of a broad-based market index. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1-855-551-5521.
Calendar-Year Total Return (before taxes) for Class R6 SharesFor each calendar year at NAV

Highest Calendar Quarter Return at NAV (non-annualized)	0.99%	Quarter ended 06/30/2021
Lowest Calendar Quarter Return at NAV (non-annualized)	-1.57%	Quarter ended 03/31/2021

Average Annual Total Returns(for periods ended December 31, 2021)

Average Annual Total Returns (for periods ended December 31, 2021)	1 Year	Since Inception (12/28/2020)
Class R6 - Return Before Taxes	-1.15%	-1.00%
Class R6 - Return After Taxes on Distributions	-1.46%	-1.30%
Class R6 - Return After Taxes on Distributions and Sale of Fund Shares	-0.68%	-0.89%
Bloomberg Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.29%	-1.19%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.